Business Combination	12 Months Ended
Dec. 31, 2022
Business combination [Abstract]
Business Combination
4.	Business combination

Acquisition of Hangzhou Youxi Information Technology Co., Ltd. (“Youxi Software”)

On January 31, 2021, the Group acquired 100% equity interest of Youxi Software, with a total consideration of RMB300,000 (approximately $46,500) in cash for the layout of online education of the Company. The acquisition of 100% equity interest of Youxi Software has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The result of acquired entity’s operation has been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of February 1, 2021, the date of acquisition, as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	300,000
Cash acquired from business combination	(3,211)
Subtotal	296,789
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	45,440
Intangible asset - computer software	276,087
Current liabilities	(3,200)
Deferred tax assets	2,802,091
Total identifiable net assets	3,120,419
Other income*	2,823,630

*	The excess of the total consideration over the fair value of the assets acquired was recorded as other income, which was due to the deferred tax assets recognized since the management considered it more likely than not that Youxi Software could generate sufficient pre-tax profit in the next 5 consecutive years and the deferred tax assets will be utilized in the future.

The net revenue and net loss of Youxi Software since the acquisition date and that were included in the Group’s consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2021 are nil and RMB364,366, respectively.

Based on the Group’s assessment, the revenues and net earnings of Youxi Software were not considered material prior to the acquisition date. Thus, the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is immaterial.

Acquisition of Qingtian Overseas Chinese International School (“Qingtian International School”)

On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million (approximately $3.6million) in cash. Qingtian International School is an educational institution specialized in providing high school education to returned overseas Chinese students. As of December 31, 2022, the total unpaid consideration was RMB 8 million, which will be paid in 1 year and was recorded in other payables. The acquisition of 100% equity interest of Qingtian International School has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The result of acquired entity’s operation has been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of August 31, 2021, the date of acquisition, as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	23,000,000
Cash acquired from business combination	(2,811,219)
Subtotal	20,188,781
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	15,799,304
Non-current assets	6,230,107
Current liabilities	(28,485,037)
Total identifiable net liabilities	(6,455,626)
Goodwill*	26,644,407

*	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities. The goodwill is not deductible for tax purposes.

Based on the Group’s assessment, the revenues and net earnings of Qingtian International School were not considered material prior to the acquisition date. Thus, the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is immaterial.

Acquisition of Beijing Pengxiang Tianxia Education Technology Co., LTD (“Beijing P.X.”)

On July 27, 2021, the Company entered into an investment cooperation agreement with Beijing S.K., pursuant to which the Company may gradually acquire the controlling stake in Beijing S.K. upon the Company’s prepayment in the total amount of RMB300 million to Beijing S.K. The Company had prepaid in the amount of RMB100 million to Beijing S.K.

On April 18, 2022, as part of the arrangements with Beijing S.K., the Company entered into an investment supplemental agreement with Beijing S.K. Pursuant to such agreement, the Company acquired 100% equity interests of Beijing P.X., a wholly-owned subsidiary of Beijing S.K., which in turn holds 100% equity interests of Chuangmei Weiye and Hainan Jiangcai, and the sponsorship interests of Langfang School, from Beijing S.K. (the “Acquisition”, or the “Business Combination”). The Company completed the Acquisition by utilizing the prepayment in the amount of RMB53.4 million.

The Acquisition was accounted for as a business combination using the acquisition method of accounting in conformity with U.S. GAAP. Under this method, the assets acquired and liabilities assumed have been recorded based on preliminary estimates of fair value. In the preliminary purchase price allocation, the difference between the purchase consideration and book value of assets acquired and liabilities assumed by the Company was allocated based on management’s judgement and assumptions. The net identifiable assets acquired and preliminary purchase price allocation are as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	53,400,000
Cash acquired from business combination	(840,083)
Subtotal	52,559,917
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	13,222,667
Non-current assets	3,108,661
Current liabilities	(25,463,841)
Non-current liabilities	(875,000)
Total identifiable net liabilities	(10,007,513)
Goodwill*	62,567,430

*	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, intern program design and human resources services fulfillment. The goodwill is not deductible for tax purposes.

Pro forma results of acquisitions (unaudited)

The following table summarizes the unaudited pro forma consolidated results of operations for the years ended December 31, 2021, assuming that the Acquisition occurred as of the beginning of the comparable annual reporting period. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period.

For the Year Ended December 31, 2021

Pro forma net income from continuing operations	1,608,904
Pro forma net loss from discontinuing operation	(244,068,780)
Basic weighted average shares outstanding	66,667,000
Earnings per share from continuing operations-basic and diluted	0.02
Loss per share from discontinuing operations-basic and diluted	(3.66)